Supplemental Cash Flow Information	3 Months Ended
Sep. 30, 2024
Supplemental Cash Flow Information
Supplemental Cash Flow Information
12.
Supplemental Cash Flow Information

	Three months ended September 30,
Non-cash Financing and Investing Activities	2024	2023
Exploration and evaluation expenditures included in accounts payable	$—	$2,974
Aqualung expenditure included in accounts payable	2	—